Document and Entity Information	Mar. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2021
Entity Registrant Name	Digimarc CORP
Entity Central Index Key	0001438231
Entity Emerging Growth Company	false
Entity File Number	001-34108
Entity Incorporation State Country Code	OR
Entity Tax Identification Number	26-2828185
Entity Address, Address Line One	9405 SW Gemini Drive
Entity Address, City or Town	Beaverton
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97008
City Area Code	503
Local Phone Number	469-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value Per Share
Trading Symbol	DMRC
Security Exchange Name	NASDAQ